UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Large Cap Growth Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Large Cap Growth Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 74.75%                                                                                                $162,444,314
(Cost $142,690,803)

Air Freight & Logistics 2.37%                                                                                          5,152,920
United Parcel Service, Inc. (Class B) (L)                                                                 69,000       5,152,920

Asset Management & Custody Banks 2.38%                                                                                 5,175,555
State Street Corp.                                                                                       115,500       5,175,555

Biotechnology 5.06%                                                                                                   11,003,040
Amgen, Inc. (I)                                                                                           87,000       5,414,880
Genzyme Corp. (I) (L)                                                                                     96,000       5,588,160

Brewers 2.06%                                                                                                          4,483,396
Anheuser-Busch Cos., Inc.                                                                                 91,163       4,483,396

Broadcasting & Cable TV 6.68%                                                                                         14,523,763
Comcast Corp. (Special Class A) (I) (L)                                                                  115,125       3,639,101
DIRECTV Group, Inc. (The) (I)                                                                             84,642       1,273,862
News Corp. (Class B)                                                                                     260,000       4,570,800
Time Warner, Inc. (I) (L)                                                                                280,000       5,040,000

Communications Equipment 0.76%                                                                                         1,659,680
Cisco Systems, Inc. (I)                                                                                   92,000       1,659,680

Computer Hardware 1.94%                                                                                                4,217,760
Dell, Inc. (I)                                                                                           101,000       4,217,760

Data Processing & Outsourced Services 3.22%                                                                            7,000,280
Automatic Data Processing, Inc.                                                                          161,000       7,000,280

Diversified Commercial Services 1.30%                                                                                  2,826,000
Cendant Corp.                                                                                            120,000       2,826,000

Diversified Metals & Mining 1.88%                                                                                      4,076,707
Freeport-McMoran Copper & Gold, Inc. (Class B) (L)                                                       110,750       4,076,707

Electric Utilities 0.93%                                                                                               2,011,360
Allegheny Energy, Inc. (I) (L)                                                                           104,000       2,011,360

Electrical Components & Equipment 1.24%                                                                                2,689,600
Emerson Electric Co.                                                                                      40,000       2,689,600

Gas Utilities 1.74%                                                                                                    3,777,840
Southern Union Co. (I)                                                                                   162,000       3,777,840

Gold 1.36%                                                                                                             2,952,890
Newmont Mining Corp. (L)                                                                                  71,000       2,952,890

Health Care Equipment 5.10%                                                                                           11,079,195
Boston Scientific Corp. (I)                                                                               50,000       1,653,000
Medtronic, Inc.                                                                                          142,026       7,454,945
Zimmer Holdings, Inc. (I) (L)                                                                             25,000       1,971,250

Home Improvement Retail 1.33%                                                                                          2,888,200
Home Depot, Inc. (The)                                                                                    70,000       2,888,200

Household Products 2.94%                                                                                               6,391,840
Colgate-Palmolive Co.                                                                                     71,000       3,730,340
Procter & Gamble Co. (The)                                                                                50,000       2,661,500

Hypermarkets & Super Centers 1.85%                                                                                     4,015,254
Costco Wholesale Corp. (L)                                                                                30,000       1,418,100
Wal-Mart Stores, Inc.                                                                                     49,564       2,597,154

Industrial Conglomerates 1.72%                                                                                         3,747,180
3M Co. (L)                                                                                                20,000       1,687,200
Tyco International Ltd. (Bermuda) (L)                                                                     57,000       2,059,980

Internet Software & Services 2.11%                                                                                     4,577,300
Yahoo! Inc. (I) (L)                                                                                      130,000       4,577,300

Investment Banking & Brokerage 1.52%                                                                                   3,303,850
Merrill Lynch & Co., Inc. (L)                                                                             55,000       3,303,850

Multi-Line Insurance 0.46%                                                                                               994,350
American International Group, Inc.                                                                        15,000         994,350

Oil & Gas Drilling 0.71%                                                                                               1,540,350
ENSCO International, Inc.                                                                                 45,000       1,540,350

Oil & Gas Exploration & Production 1.00%                                                                               2,176,800
Apache Corp.                                                                                              40,000       2,176,800

Other Diversified Financial Services 0.79%                                                                             1,716,750
Citigroup, Inc.                                                                                           35,000       1,716,750

Pharmaceuticals 7.52%                                                                                                 16,348,926
Abbot Laboratories                                                                                        40,000       1,800,800
Johnson & Johnson                                                                                         80,017       5,177,100
Pfizer, Inc.                                                                                             292,261       7,061,026
Shire Pharmaceuticals Group Plc (United Kingdom)                                                          66,000       2,310,000

Precious Metals & Minerals 0.80%                                                                                       1,729,120
Apex Silver Mines Ltd. (Cayman Islands) (I) (L)                                                          107,000       1,729,120

Semiconductor Equipment 0.73%                                                                                          1,590,000
Applied Materials, Inc. (I) (L)                                                                          100,000       1,590,000

Soft Drinks 2.54%                                                                                                      5,518,170
Coca-Cola Co. (The)                                                                                      133,000       5,518,170

Specialty Stores 3.51%                                                                                                 7,627,066
Staples, Inc.                                                                                            126,400       4,138,336
Tiffany & Co. (L)                                                                                        111,000       3,488,730

Systems Software 3.30%                                                                                                 7,165,242
Microsoft Corp.                                                                                          272,650       7,165,242

Wireless Telecommunication Services 3.90%                                                                              8,483,930
Nextel Communications, Inc. (Class A) (I) (L)                                                            245,000       7,029,050
Vodafone Group Plc, American Depositary Receipt (United Kingdom)                                          56,000       1,454,880

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 25.25%                                                                                        $54,863,260
(Cost $54,863,260)

Joint Repurchase Agreement 1.82%                                                                                       3,958,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 01-31-05 due 02-01-05 (secured by
U.S. Treasury Inflation Indexed Notes 1.625% due 01-15-15 and
1.875% due 07-15-13)                                                                       2.450           3,958       3,958,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 23.43%                                                                                               50,905,260
AIM Cash Investment Trust (T)                                                                         50,905,260      50,905,260

Total investments 100.00%                                                                                           $217,307,574


John Hancock
Large Cap Growth Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $197,554,063. Gross unrealized appreciation and depreciation of investments aggregated $21,633,058 and $1,879,547, respectively, resulting in net unrealized appreciation of $19,753,511.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Large Cap Growth Fund.

200Q1  1/05
       3/05

JOHN HANCOCK
Mid Cap Growth Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 73.63%                                                                                                $134,924,457
(Cost $114,127,654)

Advertising 1.45%                                                                                                      2,648,568
Omnicom Group, Inc.                                                                                       31,200       2,648,568

Aerospace & Defense 2.06%                                                                                              3,770,650
Engineered Support Systems, Inc.                                                                          65,000       3,770,650

Apparel Retail 1.92%                                                                                                   3,512,845
Urban Outfitters, Inc. (I)                                                                                83,500       3,512,845

Apparel, Accessories & Luxury Goods 2.54%                                                                              4,656,300
Coach, Inc. (I)                                                                                           83,000       4,656,300

Application Software 1.61%                                                                                             2,946,529
BEA Systems, Inc. (I)                                                                                    197,700       1,684,404
Manhattan Associates, Inc. (I)                                                                            57,500       1,262,125

Asset Management & Custody Banks 3.03%                                                                                 5,548,375
Affiliated Managers Group, Inc. (I)(L)                                                                    87,500       5,548,375

Biotechnology 4.37%                                                                                                    8,003,809
Biogen Idec, Inc. (I)(L)                                                                                  47,450       3,082,352
Gilead Sciences, Inc. (I)                                                                                 56,000       1,853,600
Protein Design Labs, Inc. (I)(L)                                                                         152,100       3,067,857

Broadcasting & Cable TV 2.40%                                                                                          4,402,875
Univision Communications, Inc. (Class A) (I)(L)                                                           75,000       2,048,250
Westwood One, Inc. (I)                                                                                    97,500       2,354,625

Communications Equipment 3.25%                                                                                         5,954,040
Comverse Technology, Inc. (I)(L)                                                                         266,400       5,954,040

Computer Storage & Peripherals 1.73%                                                                                   3,167,300
Lexmark International, Inc. (I)                                                                           38,000       3,167,300

Data Processing & Outsourced Services 1.92%                                                                            3,522,350
Affiliated Computer Services, Inc. (Class A) (I)(L)                                                       65,000       3,522,350

Diversified Commercial Services 2.95%                                                                                  5,413,395
Sotheby's Holding, Inc. (Class A) (I)(L)                                                                 301,750       5,413,395

Diversified Metals & Mining 2.72%                                                                                      4,980,780
Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)                                                        72,000       2,650,320
Phelps Dodge Corp.                                                                                        24,200       2,330,460

Electronic Manufacturing Services 1.14%                                                                                2,093,016
Jabil Circuit, Inc. (I)(L)                                                                                88,800       2,093,016

Employment Services 3.97%                                                                                              7,269,010
Manpower, Inc.                                                                                            89,600       4,359,040
Monster Worldwide, Inc. (I)(L)                                                                            93,000       2,909,970

Health Care Equipment 3.56%                                                                                            6,526,670
Gen-Probe, Inc. (I)                                                                                       76,000       3,709,560
Invitrogen Corp. (I)(L)                                                                                   41,000       2,817,110

Internet Software & Services 1.94%                                                                                     3,553,348
Motive, Inc. (I)                                                                                         337,450       3,553,348

Leisure Products 2.64%                                                                                                 4,834,600
Jarden Corp. (I)(L)                                                                                      105,100       4,834,600

Metal & Glass Containers 4.29%                                                                                         7,868,220
Crown Holdings, Inc. (I)                                                                                 222,000       2,994,780
Owens-Illinois, Inc. (I)                                                                                 214,500       4,873,440

Movies & Entertainment 1.17%                                                                                           2,143,050
Radio One, Inc. (Class D) (I)(L)                                                                         136,500       2,143,050

Oil & Gas Drilling 2.52%                                                                                               4,626,688
Rowan Cos., Inc. (I)                                                                                     164,300       4,626,688

Oil & Gas Equipment & Services 2.16%                                                                                   3,964,125
BJ Services Co.                                                                                           82,500       3,964,125

Oil & Gas Exploration & Production 2.43%                                                                               4,455,025
Toreador Resources Corp. (I)                                                                             207,500       4,455,025

Personal Products 1.70%                                                                                                3,114,660
Estee Lauder Cos., Inc. (The) (Class A)                                                                   69,000       3,114,660

Pharmaceuticals 4.74%                                                                                                  8,680,004
Medicines Co. (The) (I)(L)                                                                               153,500       4,222,785
Rigel Pharmaceuticals, Inc. (I)(L)                                                                       116,350       2,232,757
Taro Pharmaceutical Industries Ltd. (Israel) (I)(L)                                                       74,050       2,224,462

Reinsurance 1.19%                                                                                                      2,184,135
RenaissanceRe Holdings Ltd. (Bermuda)                                                                     43,500       2,184,135

Restaurants 3.76%                                                                                                      6,885,000
Panera Bread Co. (Class A) (I)                                                                           135,000       6,885,000

Semiconductor Equipment 1.68%                                                                                          3,084,327
Broadcom Corp. (Class A) (I)                                                                              96,900       3,084,327

Trading Companies & Distributors 2.63%                                                                                 4,816,413
Fastenal Co.                                                                                              80,100       4,816,413

Wireless Telecommunication Services 0.16%                                                                                298,350
Nextel Partners, Inc. (Class A) (I)                                                                       15,000         298,350
                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 26.37%                                                                                        $48,318,642
(Cost $48,318,642)

Joint Repurchase Agreement 3.20%                                                                                       5,871,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 1-31-05, due 2-1-05 (secured
by U.S. Treasury Inflation Indexed Notes 1.625% due 1-15-15
and 1.875% due 7-15-13)                                                                    2.45            5,871       5,871,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 23.17%                                                                                               42,447,642
AIM Cash Investment Trust (T)                                                                         42,447,642      42,447,642

Total investments 100.00%                                                                                           $183,243,099


John Hancock
Mid Cap Growth Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $162,446,296. Gross unrealized appreciation and depreciation of investments aggregated $25,780,185 and $4,983,382, respectively, resulting in net unrealized appreciation of $20,796,803.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund.

390Q1  1/05
       3/05

JOHN HANCOCK
International Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
International Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 98.14%                                                                                                 $98,173,191
(Cost $85,050,641)

Brazil 1.03%                                                                                                           1,025,570
Empresa Brasileira de Aeronautica SA, American Depositary
Receipts
(ADR) (Aerospace & Defense)                                                                               32,200       1,025,570

Canada 5.35%                                                                                                           5,355,880
ATI Technologies, Inc. (Semiconductor Equipment) (I)                                                      54,600         946,218
Cameco Corp. (Diversified Metals & Mining)                                                                27,500         944,187
Canadian Pacific Railway Ltd. (Railroads)                                                                 30,400       1,029,055
Fording Canadian Coal Trust (Diversified Metals & Mining)                                                 16,300       1,297,480
Precision Drilling Corp. (Oil & Gas Drilling) (I)                                                         16,700       1,138,940

China 2.99%                                                                                                            2,991,304
China Telecom Corp. Ltd. (ADR) (Integrated Telecommunication
Services)                                                                                                 38,600       1,440,938
PetroChina Co., Ltd. (Integrated Oil & Gas)                                                            2,796,000       1,550,366

Finland 0.50%                                                                                                            502,707
Stora Enso Oyj (R Shares) (Paper Products) (I)                                                            34,900         502,707

France 6.26%                                                                                                           6,261,371
Alcatel SA (Communications Equipment) (I)                                                                 86,760       1,245,187
Lagardere SCA (Publishing)                                                                                13,416       1,012,580
Sanofi-Aventis SA (Pharmaceuticals)                                                                       26,888       2,006,604
Vivendi Universal SA (Movies & Entertainment)                                                             63,122       1,997,000

Germany 5.25%                                                                                                          5,256,316
Adidas-Salomon AG (Apparel, Accessories & Luxury Goods)                                                    7,205       1,076,802
Bayer AG (Diversified Chemicals)                                                                          49,761       1,587,270
Lanxess (Diversified Chemicals) (I)                                                                        4,976          96,000
Merck KGaA (Pharmaceuticals)                                                                              25,951       1,718,484
Metro AG (Hypermarkets & Super Centers)                                                                   14,879         777,760

Greece 1.48%                                                                                                           1,475,644
Hellenic Telecommunications Organization SA (Integrated
Telecommunication Services)                                                                               82,750       1,475,644

Hong Kong 6.58%                                                                                                        6,577,434
Esprit Holdings Ltd. (Apparel Retail)                                                                    514,300       2,973,747
Foxconn International Holdings (Communications Equipment) (I)                                            415,000       1,610,200
Hutchison Whampoa Ltd. (Industrial Conglomerates)                                                        219,000       1,993,487

Indonesia 1.35%                                                                                                        1,351,910
PT Indosat Tbk (ADR) (Integrated Telecommunication Services)                                              43,400       1,351,910

Italy 5.79%                                                                                                            5,794,531
ENI SpA (Integrated Oil & Gas)                                                                            91,784       2,230,183
Mediobanca SpA (Investment Banking & Brokerage)                                                           98,770       1,677,634
Saipem SpA (Oil & Gas Equipment & Services)                                                              149,213       1,886,714

Japan 17.68%                                                                                                          17,686,743
Asahi Glass Co., Ltd. (Building Products)                                                                119,000       1,256,082
Canon, Inc. (Office Electronics)                                                                          27,900       1,456,285
Fuji Photo Film Co., Ltd. (Photographic Products)                                                         43,000       1,546,180
Japan Tobacco, Inc. (Tobacco)                                                                                124       1,318,448
Mitsubishi Estate Co., Ltd. (Real Estate Management &
Development)                                                                                             132,000       1,670,175
Mizuho Financial Group, Inc. (Diversified Banks)                                                             430       2,074,042
Shin-Etsu Chemcial Co., Ltd. (Specialty Chemicals)                                                        37,600       1,490,116
SMC Corp. (Industrial Machinery)                                                                          10,000       1,169,591
Sumitomo Corp. (Trading Companies & Distributors)                                                        143,000       1,227,432
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)                                                    318       2,231,579
Tokyo Gas Co., Ltd. (Gas Utilities)                                                                      263,000       1,088,048
Toppan Printing Co., Ltd. (Commercial Printing)                                                          108,000       1,158,765

Luxembourg 1.36%                                                                                                       1,356,746
Millicom International Cellular SA (Wireless Telecommunication
Services) (I)                                                                                             40,900         874,851
Stolt Offshore SA (Oil & Gas Equipment & Services) (I)                                                    68,800         481,895

Malaysia 2.17%                                                                                                         2,170,921
Genting Berhad (Casinos & Gaming)                                                                        184,500         971,053
Telekom Malaysia Berhad (Integrated Telecommunication Services)                                          414,500       1,199,868

Mexico 2.96%                                                                                                           2,960,748
America Movil SA de CV (ADR) (Wireless Telecommunication
Services)                                                                                                 55,800       2,960,748

Netherlands 4.86%                                                                                                      4,859,020
ASM International NV (Semiconductor Equipment) (I)                                                        35,307         611,665
ING Groep NV (Other Diversified Financial Services)                                                       27,249         784,291
Royal Numico NV (Packaged Foods & Meats) (I)                                                              63,058       2,415,014
Vedior NV (Employment Services)                                                                           59,074       1,048,050

Philippines 1.11%                                                                                                      1,110,200
Philippine Long Distance Telephone Co. (Integrated
Telecommunication
Services) (I)                                                                                             42,700       1,110,200

Portugal 0.95%                                                                                                           947,999
Portugal Telecom, SGPS, SA (Integrated Telecommunication
Services)                                                                                                 76,552         947,999

Singapore 1.80%                                                                                                        1,796,499
Singapore Telecommunications Ltd. (Integrated Telecommunication
Services)                                                                                              1,153,000       1,796,499

South Korea 2.46%                                                                                                      2,459,948
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Marine) (I)                                           62,610       1,126,431
LG Electronics, Inc. (Consumer Electronics)                                                               19,370       1,333,517

Spain 2.02%                                                                                                            2,022,335
Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)                                                    59,899       1,008,811
Gestevision Telecinco SA (Broadcasting & Cable TV) (I)                                                    46,838       1,013,524

Switzerland 5.74%                                                                                                      5,746,538
Holcim Ltd. (Construction Materials)                                                                      20,654       1,290,332
Straumann AG (Health Care Equipment)                                                                       4,735         999,987
Swiss Life Holding (Life & Health Insurance) (I)                                                           9,832       1,476,661
UBS AG (Diversified Capital Markets)                                                                      24,393       1,979,558

Taiwan 1.27%                                                                                                           1,268,081
Asustek Computer, Inc., Global Depositary Receipts (Computer
Storage
& Peripherals) (S)                                                                                       469,260       1,268,081

Thailand 1.61%                                                                                                         1,616,160
True Corp. Pcl (Integrated Telecommunication Services) (I)                                             6,050,400       1,616,160

United Kingdom 15.57%                                                                                                 15,578,586
Aegis Group Plc (Advertising)                                                                            499,024         988,269
ARM Holdings Plc (Semiconductors)                                                                        739,734       1,370,795
Carnival Plc (Hotels, Resorts & Cruise Lines)                                                             33,988       2,041,094
easyJet Plc (Airlines) (I)                                                                               460,072       1,909,030
Lloyds TSB Group Plc (Diversified Banks)                                                                  97,269         910,415
Man Group Plc (Asset Management & Custody Banks)                                                          72,272       1,853,845
Morrison (Wm) Supermarkets Plc (Food Retail)                                                             535,962       2,036,917
Royal Bank of Scotland Group Plc (Diversified Banks)                                                      56,667       1,882,149
Shire Pharmaceuticals Group Plc (Pharmaceuticals)                                                        127,929       1,494,771
Taylor Woodrow Plc (Homebuilding)                                                                        196,200       1,060,200
United Business Media Plc (Publishing)                                                                     3,048          31,101

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Securities-linked warrants 0.02%                                                                                         $16,160
(Cost $11,545)

India 0.02%                                                                                                               16,160
Hindustan Lever Ltd. (Household Products) (B)(I)(Q)                                                      115,000          16,160

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 1.84%                                                                                          $1,843,000
(Cost $1,843,000)

Joint Repurchase Agreement 1.84%                                                                                       1,843,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 01-31-05 due 02-01-05
(secured by U.S. Treasury Inflation Indexed Notes 1.625% due
01-15-15 and 1.875% due 07-15-13)                                                          2.450           1,843       1,843,000

Total investments 100.00%                                                                                           $100,032,351


John Hancock
International Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(Q) Credit-linked warrant.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,268,081 or 1.27% of the Fund's total investments as of January 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $86,905,186. Gross unrealized appreciation and depreciation of investments aggregated $13,602,383 and $475,218, respectively, resulting in net unrealized appreciation of $13,127,165.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Sub-Investment Adviser
Nicholas-Applegate Capital Management, LLC
600 West Broadway
San Diego, California 92101

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock International Fund.

400Q1  1/05
       3/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    March 29, 2005